UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2000
                                              -------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
   This Amendment (Check only one):    [ ]    is a restatement.
                                       [ ]    adds new holdings entries.
Investment Manager Filing this Report:

Name:       Stevenson Capital Management
            ------------------------------
Address:    2420 Sand Hill Road, Suite 101
            ------------------------------
            Menlo Park, CA 94025
            ------------------------------


Form 13F File Number:  28-03429
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Walter R. Stevenson
Title:              Proprietor
Phone:              650/854-6210

Signature, Place, and Date of Signing:

/s/ Walter R. Stevenson                        Menlo Park, CA   October 24, 2000
--------------------------------------------------------------------------------
       [Signature]                              [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported by other reporting manager(s))

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                                      -----------

Form 13F Information Table Entry Total:                       190
                                                      -----------

Form 13F Information Table Value Total:              $    182,615
                                                      -----------
                                                      (thousands)

List of other Included Managers:

Provide a number list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filled, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

NONE



                                                    STEVENSON CAPITAL MANAGEMENT


                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                           Value       Shares/ Sh/  Put/Invstmt
      Name of Issuer        Title of class CUSIP           (x$1000)    PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None
3Com Corp                    Com         885535104           825        43000           Sole                   Sole
3M Company                   Com         604059105           128         1400           Sole                   Sole
AMB Property Corp.           Com         00163T109            12          500           Sole                   Sole
AT&T Corp.                   Com         001957109          1839        63430           Sole                   Sole
Abbott Labs                  Com         002824100          1275        26800           Sole                   Sole
Adobe Systems                Com         00724F101           311         2000           Sole                   Sole
Agilent Technologies, Inc    Com         00846u101          7808       159541           Sole                   Sole
All American Semiconductor   Com         016557100            12          600           Sole                   Sole
Alliant Energy Corp          Com         018802108           220         7490           Sole                   Sole
Allstate Corp.               Com         020002101          2016        58000           Sole                   Sole
America Online               Com         02364J104           301         5600           Sole                   Sole
American General Corp        Com         026351106            39          500           Sole                   Sole
American Home Products       Com         026609107           292         5165           Sole                   Sole
American International Group Com         026874107          5180        54131           Sole                   Sole
Apple Computer Inc.          Com         037833100            52         2000           Sole                   Sole
Applied Materials            Com         038222105           237         4000           Sole                   Sole
Archer-Daniels Midland Co.   Com         039483102           342        39690           Sole                   Sole
Asia Tigers Fund Inc.        Com         04516T105           123        16000           Sole                   Sole
Assoc. First Cap. Corp.      Com         046008108          2212        58208           Sole                   Sole
BP Amoco P L C Sponsored ADR Com         055622104           336         6348           Sole                   Sole
BRE Properties               Com         05564E106          2458        76800           Sole                   Sole
Ballard Power Systems        Com         05858H104            11          100           Sole                   Sole
Banc One Corp                Com         059438101           251         6500           Sole                   Sole
Bank of America Corp         Com         066050105           705        13453           Sole                   Sole
Bell South Corp.             Com         079860102            62         1530           Sole                   Sole
Benson Petroleum Ltd.        Com         08261D106            33        25000           Sole                   Sole
Berkshire Hathaway Class B   Com         084670207           104           50           Sole                   Sole
Berkshire Hthwy Class A      Com         084670108           193           30           Sole                   Sole
Boeing Co.                   Com         097023105           769        12200           Sole                   Sole
Boston Scientific Corp       Com         101137107            16         1000           Sole                   Sole
Bristol Myers                Com         09247U107          2870        49920           Sole                   Sole
Burlington Resources         Com         122014103            37         1000           Sole                   Sole
CIGNA Corp.                  Com         125509109           345         3300           Sole                   Sole
CT Holdings Inc.             Com         12643y103            15        15000           Sole                   Sole
Cadence Design Systems       Com         127387108             1           40           Sole                   Sole
Cendant Corp.                Com         151313103          1221       112300           Sole                   Sole
Chalone Wine Group Ltd.      Com         157639105             1          100           Sole                   Sole
Chase Manhattan Bank         Com         16161A108           787        17050           Sole                   Sole
Chevron Corp.                Com         166751107           512         6000           Sole                   Sole
Cirrus Logic Inc.            Com         172755100           125         3100           Sole                   Sole
Cisco Systems Inc.           Com         17275R102          2530        45800           Sole                   Sole
Citigroup Inc.               Com         173034109          1211        22399           Sole                   Sole
Clorox Co.                   Com         189054109           322         8140           Sole                   Sole
Coastcast Corp               Com         19057T108            33         2100           Sole                   Sole
Collectors Universe          Com         19421r101            20         8000           Sole                   Sole
Comerica Inc.                Com         200340107            56          950           Sole                   Sole
Compaq Computer              Com         204493100          2127        76500           Sole                   Sole
Computer Assoc Intl, Inc.    Com         204912109           519        20500           Sole                   Sole
Compuware Corp               Com         205638109           741        88500           Sole                   Sole
Daimler-Chrysler             Com         D1668R123           133         3000           Sole                   Sole
Darden Restaurants Inc.      Com         237194105           104         5000           Sole                   Sole
Dell Computer Corp.          Com         247025109           693        22500           Sole                   Sole
Deltic Timber Corp.          Com         247850100            25         1500           Sole                   Sole
Dot Hill Systems Corp        Com         25848t109            26         4000           Sole                   Sole
Duke Energy                  Com         264399106          2287        26675           Sole                   Sole
E M C Corp Mass Com          Com         268648102           186         1880           Sole                   Sole
Edison International         Com         281020107           339        17540           Sole                   Sole
Elan Plc Adr                 Com         284131208           110         2000           Sole                   Sole
Emerging Mrkts Infrastruc Fu Com         290921105            60         6000           Sole                   Sole
Emerson Elec                 Com         291011104           289         4315           Sole                   Sole
Ennis Business Forms Inc.    Com         293389102           318        42000           Sole                   Sole
Enron Corp                   Com         293561106           344         3930           Sole                   Sole
European Warrant Fund Inc.   Com         298792102           102         7000           Sole                   Sole
Exxon Mobil Corp             Com         30231g102          3970        44556           Sole                   Sole
Fairfield Communities Inc.   Com         304231301            24         2406           Sole                   Sole
Fannie Mae                   Com         313586109          5053        70675           Sole                   Sole
Farmers & Merchants Com      Com         308243104            40          208           Sole                   Sole
Farmers & Merchants Bank Of  Com         308035104           450          225           Sole                   Sole
Federal Realty Investment Tr Com         313747206           191        10000           Sole                   Sole
First National Bank Of Ancho Com         322387101            88          100           Sole                   Sole
Ford Motor Co.               Com         345370100          1607        63000           Sole                   Sole
Fortune Brands Inc.          Com         349631101             5          170           Sole                   Sole
Foundation Health Systems A  Com         350404109            13          780           Sole                   Sole
Franchise Finance Corp of Am Com         351807102           900        40000           Sole                   Sole
Freddie Mac Voting Shs       Com         313400301           216         4000           Sole                   Sole
General Electric Co.         Com         369604103          5650        97730           Sole                   Sole
General Mills Inc.           Com         370334104           149         4200           Sole                   Sole
Gillette                     Com         375766102          1806        58500           Sole                   Sole
Glaxo Wellcome Plc Adr       Com         37733W105            91         1500           Sole                   Sole
Golden West Financial        Com         381317106           113         2100           Sole                   Sole
HCA - The HealthCare Company Com         404119109            56         1500           Sole                   Sole
Halliburton Co.              Com         406216101          1238        25300           Sole                   Sole
Healthcare Realty Trust      Com         421946104          1863        88200           Sole                   Sole
Heinz H J Co Com             Com         423074103            46         1239           Sole                   Sole
Hewlett Packard Co.          Com         428236103          1610        16600           Sole                   Sole
I C N Pharmaceuticals Inc.   Com         448924100            67         2000           Sole                   Sole
ICG Communications Inc.      Com         449246107             1         1725           Sole                   Sole
INSCI Corp                   Com         45765T106            12         5000           Sole                   Sole
Informix Corp.               Com         456779107            41        10000           Sole                   Sole
Innkeepers USA Trust-SBI     Com         4576J0104          1605       156600           Sole                   Sole
Int'l House Of Pancakes      Com         449623107            57         3000           Sole                   Sole
Integrated Silicon Solutions Com         45812P107            35         2500           Sole                   Sole
Intel Corp.                  Com         458140100          7249       174400           Sole                   Sole
Interleukin Genetics Inc     Com         458738101            23         5000           Sole                   Sole
International Business Machi Com         459200101          6341        56300           Sole                   Sole
J. P. Morgan & Co.           Com         616880100           457         2800           Sole                   Sole
John Hancock Bank & Thrift O Com         409735107          4226       528300           Sole                   Sole
Johnson & Johnson            Com         478160104          3231        34400           Sole                   Sole
Kimberly Clark               Com         494368103           120         2155           Sole                   Sole
LSI Logic Corp.              Com         502161102            47         1600           Sole                   Sole
Latin America Equity Fund In Com         51827T100           138        11000           Sole                   Sole
Lee Enterprises Inc.         Com         523768109            29         1000           Sole                   Sole
Lehman Bros. Holding         Com         524908100          2185        14700           Sole                   Sole
Lilly Eli & Co.              Com         532457108            32          400           Sole                   Sole
Lockheed Martin Corp.        Com         539830109           142         4300           Sole                   Sole
Lucent Technologies Inc      Com         549463107           307        10058           Sole                   Sole
Mariner Post-Acute Ntwrk     Com         568459101             1         6500           Sole                   Sole
Marsh & Mclennan             Com         571748102           173         1300           Sole                   Sole
Mattel Inc.                  Com         577081102           134        12000           Sole                   Sole
McGraw Hill Cos Inc Com      Com         58045109             10          150           Sole                   Sole
McKesson HBOC Inc            Com         58155Q103            49         1600           Sole                   Sole
Mcdonalds Corp.              Com         580135101           260         8600           Sole                   Sole
Merck & Co.                  Com         589331107           249         3350           Sole                   Sole
Merrill Lynch & Co.          Com         590188108          3234        49000           Sole                   Sole
Microsoft Corp.              Com         594918104          2093        34700           Sole                   Sole
NASDAQ 100 Trust SR I        Com         631100104          5094        57400           Sole                   Sole
NCI Building Systems         Com         628852105           102         7000           Sole                   Sole
Nestles Sa                   Com         641069406            86          800           Sole                   Sole
New Plan Excel Realty Trust  Com         648053106          3087       225500           Sole                   Sole
Nokia Corp                   Com         654902204            40         1000           Sole                   Sole
Nordstrom, Inc.              Com         65473e105            31         2000           Sole                   Sole
Nortel Networks Corporation  Com         656569100           232         3900           Sole                   Sole
Novell Inc.                  Com         670006105            25         2500           Sole                   Sole
Ocean Energy Inc Tex (New)   Com         67481e106            77         5000           Sole                   Sole
Oracle Systems               Com         68389X105          1024        13000           Sole                   Sole
Oxford Health Plans New      Com         691471106           246         8000           Sole                   Sole
Pacific Gas & Electric       Com         69331C108           132         5475           Sole                   Sole
Palm, Inc.                   Com         696642107          3376        63774           Sole                   Sole
Pfizer Inc.                  Com         717081103          1850        41200           Sole                   Sole
Pharmaceutical Prod Dev      Com         717124101            27         1000           Sole                   Sole
Pharmacia Corporation        Com         716941109           297         4938           Sole                   Sole
Proctor & Gamble             Com         742718109           509         7600           Sole                   Sole
Raymond James Financial      Com         754730109            59         1800           Sole                   Sole
Raytel Medical Corp          Com         755107109            42        33400           Sole                   Sole
Raytheon Co. Cl A            Com         755111309            82         3000           Sole                   Sole
Regions Financial Corp       Com         758940100            42         1860           Sole                   Sole
Ross Stores Inc              Com         778296103          1718       119500           Sole                   Sole
Royal Dutch Shell            Com         780857804           479         7995           Sole                   Sole
Royce Focus Trust Inc        Com         78080N108           828       144000           Sole                   Sole
Royce Value Trust Inc        Com         780910105          2117       146636           Sole                   Sole
S & P 500 Spiders            Com         78462F103          6923        48200           Sole                   Sole
SBC Communications, Inc.     Com         78387G103           200         4004           Sole                   Sole
Schlumberger Ltd.            Com         806857108          2848        34600           Sole                   Sole
Scientific Atlanta Inc.      Com         808655104           732        11500           Sole                   Sole
Sealed Air Corp New          Com         81211k100            24          536           Sole                   Sole
Sempra Energy                Com         816851109           187         9000           Sole                   Sole
Shurgard Storage Centers     Com         82567d104           244        10800           Sole                   Sole
Southern Co.                 Com         842587107           341        10500           Sole                   Sole
St. Joe Corp.                Com         790148100           147         5300           Sole                   Sole
Staar Surgical Co            Com         852312305            43         2500           Sole                   Sole
Stanton Island Corp          Com         857550107           180         9000           Sole                   Sole
Steelcase Inc.               Com         858155203            17         1000           Sole                   Sole
Sun Microsystems             Com         866810104           234         2000           Sole                   Sole
Sybase, Inc.                 Com         871130100            23         1000           Sole                   Sole
Teco Energy                  Com         872375100           575        20000           Sole                   Sole
Templeton Dragon Fund        Com         88018T101           532        64000           Sole                   Sole
Time Warner                  Com         887315109          1628        20800           Sole                   Sole
Transocean Sedco Forex Inc   Com         g90078109            57          968           Sole                   Sole
Tyco Intl Ltd New Com        Com         902124106            28          542           Sole                   Sole
U.S. Diagnostic Inc Eff      Com         90328Q108             1         1000           Sole                   Sole
USA Education Inc.           Com         90390u102           202         4200           Sole                   Sole
Unisys                       Com         909214108            68         6000           Sole                   Sole
Unumprovident Corp Com       Com         91529y106          2425        89000           Sole                   Sole
Utah Medical Inc             Com         917488108           575        77900           Sole                   Sole
VISX Inc                     Com         92844s105            27         1000           Sole                   Sole
Velocity HIS, Inc.           Com         92257k102            15         5820           Sole                   Sole
Verizon Communications       Com         92343v10           2502        51656           Sole                   Sole
Vishay Intertechnology       Com         928298108            25          805           Sole                   Sole
Visteon Corp                 Com         92839u107            97         6385           Sole                   Sole
Vodaphone Group PLC          Com         92857t107           126         3415           Sole                   Sole
Wal-Mart Stores Inc.         Com         931142103           505        10500           Sole                   Sole
Walt Disney Co.              Com         254687106          2391        62500           Sole                   Sole
Washington Mututal, Inc.     Com         939322103          8369       210200           Sole                   Sole
Washington Real Estate Inv T Com         939653101           395        19700           Sole                   Sole
Waste Management Inc         Com         94106l109          2546       146019           Sole                   Sole
Williams Cos Inc Del Com     Com         969457100            30          700           Sole                   Sole
WorldCom, Inc                Com         98157d106          2292        75450           Sole                   Sole
Wyndam International Inc     Com         983101106            18        10000           Sole                   Sole
Xcel Energy Inc.             Com         98389b100           983        35750           Sole                   Sole
Xerox Corporation            Com         984121103          1355        90300           Sole                   Sole
Innkeepers USA Trust 8.625%  Com         4576j0302          1275        68900           Sole                   Sole
Sealed Air Corp PFD Cum Ser  Com         81211k209            21          475           Sole                   Sole
Blackrock Calif. Muni Fund   Com         09247U107           114         8300           Sole                   Sole
Greenwich St. Calif. Muni    Com         397009101          3433       293700           Sole                   Sole
Hyperion Term 2005           Com         448918102          2624       318000           Sole                   Sole
Pilgrim Fd Prime Rate Tr     Com         720906106          1994       229500           Sole                   Sole
Pimco Commercial Mortgage    Com         693388100          1926       160500           Sole                   Sole
RCM Global Government Fund   Com         74936A101          3796       397000           Sole                   Sole
TCW/DW Term 2003             Com         87234U108          1392       148500           Sole                   Sole
TCW/DW Term Trust 2000       Com         87234V106           157        16000           Sole                   Sole

TOTALS:                                                   182615      6710235